Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Change in benefit obligation(e)
Benefit obligation, beginning	$ 13,976,000,000	[1],[2]	$ 16,268,000,000	[1],[2]
Service cost	253,000,000	[1],[2]	301,000,000	[1],[2]
Interest cost	697,000,000	[1],[2]	666,000,000	[1],[2]
Plan amendments	0	[1],[2]	0	[1],[2]
Changes in actuarial assumptions and other	2,653,000,000	[1],[2]	(2,257,000,000)	[1],[2]
Foreign exchange impact	0	[1],[2]
Acquisitions/divestitures, net	0	[1],[2]	0	[1],[2]
Curtailments	2,000,000	[1],[2]	(8,000,000)	[1],[2]
Settlements	(308,000,000)	[1],[2]	(444,000,000)	[1],[2]
Special termination benefits	0	[1],[2]	0	[1],[2]
Benefits paid	(697,000,000)	[1],[2]	(550,000,000)	[1],[2]
Benefit obligation, ending(e)	16,575,000,000	[1],[2]	13,976,000,000	[1],[2]
Change in plan assets
Fair value of plan assets, beginning	12,869,000,000	[2]	12,540,000,000	[2]
Actual gain on plan assets	819,000,000	[2]	1,318,000,000	[2]
Company contributions	23,000,000	[2]	5,000,000	[2]
Foreign exchange impact	0	[2]
Acquisitions/divestitures, net	0	[2]
Settlements	(308,000,000)	[2]	(444,000,000)	[2]
Benefits paid	(697,000,000)	[1],[2]	(550,000,000)	[1],[2]
Fair value of plan assets, ending	12,706,000,000	[2]	12,869,000,000	[2]
Funded status—Plan assets less than benefit obligation	(3,869,000,000)	[2]	(1,107,000,000)	[2]
Defined benefit plan, accumulated benefit obligation	16,300,000,000		13,700,000,000
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation(e)
Benefit obligation, beginning	1,341,000,000	[1],[3]	1,549,000,000	[1],[3]
Service cost	20,000,000	[1],[3]	26,000,000	[1],[3]
Interest cost	57,000,000	[1],[3]	67,000,000	[1],[3]
Plan amendments	0	[1],[3]	0	[1],[3]
Changes in actuarial assumptions and other	218,000,000	[1],[3]	(165,000,000)	[1],[3]
Foreign exchange impact	0	[1],[3]
Acquisitions/divestitures, net			37,000,000	[1],[3]
Curtailments	0	[1],[3]	(1,000,000)	[1],[3]
Settlements	(96,000,000)	[1],[3]	(105,000,000)	[1],[3]
Special termination benefits	0	[1],[3]	0	[1],[3]
Benefits paid	(58,000,000)	[1],[3]	(67,000,000)	[1],[3]
Benefit obligation, ending(e)	1,481,000,000	[1],[3]	1,341,000,000	[1],[3]
Change in plan assets
Fair value of plan assets, beginning	0	[3]
Company contributions	154,000,000	[3]	172,000,000	[3]
Foreign exchange impact	0	[3]
Settlements	(96,000,000)	[3]	(105,000,000)	[3]
Benefits paid	(58,000,000)	[1],[3]	(67,000,000)	[1],[3]
Fair value of plan assets, ending	0	[3]	0	[3]
Funded status—Plan assets less than benefit obligation	(1,481,000,000)	[3]	(1,341,000,000)	[3]
Defined benefit plan, accumulated benefit obligation	1,400,000,000		1,300,000,000
International Pension Plans [Member]
Change in benefit obligation(e)
Benefit obligation, beginning	10,316,000,000	[1],[4]	10,227,000,000	[1],[4]
Service cost	197,000,000	[1],[4]	216,000,000	[1],[4]
Interest cost	393,000,000	[1],[4]	378,000,000	[1],[4]
Employee contributions	8,000,000	[1],[4]	10,000,000	[1],[4]
Plan amendments	(54,000,000)	[1],[4]	1,000,000	[1],[4]
Changes in actuarial assumptions and other	1,346,000,000	[1],[4]	229,000,000	[1],[4]
Foreign exchange impact	(794,000,000)	[1],[4]	(66,000,000)	[1],[4]
Acquisitions/divestitures, net	(55,000,000)	[1],[4]	(63,000,000)	[1],[4]
Curtailments	(127,000,000)	[1],[4]	(64,000,000)	[1],[4]
Settlements	(32,000,000)	[1],[4]	(156,000,000)	[1],[4]
Special termination benefits	8,000,000	[1],[4]	4,000,000	[1],[4]
Benefits paid	(408,000,000)	[1],[4]	(400,000,000)	[1],[4]
Benefit obligation, ending(e)	10,796,000,000	[1],[4]	10,316,000,000	[1],[4]
Change in plan assets
Fair value of plan assets, beginning	8,250,000,000	[4]	7,589,000,000	[4]
Actual gain on plan assets	1,046,000,000	[4]	976,000,000	[4]
Company contributions	316,000,000	[4]	380,000,000	[4]
Employee contributions	8,000,000	[1],[4]	10,000,000	[1],[4]
Foreign exchange impact	(594,000,000)	[4]	(95,000,000)	[4]
Acquisitions/divestitures, net	3,000,000	[4]	(54,000,000)	[4]
Settlements	(32,000,000)	[4]	(156,000,000)	[4]
Benefits paid	(408,000,000)	[1],[4]	(400,000,000)	[1],[4]
Fair value of plan assets, ending	8,588,000,000	[4]	8,250,000,000	[4]
Funded status—Plan assets less than benefit obligation	(2,208,000,000)	[4]	(2,066,000,000)	[4]
Defined benefit plan, accumulated benefit obligation	10,300,000,000		9,700,000,000
Postretirement Plans [Member]
Change in benefit obligation(e)
Benefit obligation, beginning	3,438,000,000	[1],[5]	4,165,000,000	[1],[5]
Service cost	55,000,000	[1],[5]	61,000,000	[1],[5]
Interest cost	169,000,000	[1],[5]	166,000,000	[1],[5]
Employee contributions	75,000,000	[1],[5]	69,000,000	[1],[5]
Plan amendments	(692,000,000)	[1],[5]	(152,000,000)	[1],[5]
Changes in actuarial assumptions and other	447,000,000	[1],[5]	(540,000,000)	[1],[5]
Foreign exchange impact	(10,000,000)	[1],[5]	(9,000,000)	[1],[5]
Acquisitions/divestitures, net	0	[1],[5]
Curtailments	(4,000,000)	[1],[5]	(8,000,000)	[1],[5]
Special termination benefits	0	[1],[5]	0	[1],[5]
Benefits paid	(309,000,000)	[1],[5]	(314,000,000)	[1],[5]
Benefit obligation, ending(e)	3,168,000,000	[1],[5]	3,438,000,000	[1],[5]
Change in plan assets
Fair value of plan assets, beginning	741,000,000	[5],[6]	644,000,000	[5]
Actual gain on plan assets	45,000,000	[5]	98,000,000	[5]
Company contributions	210,000,000	[5]	244,000,000	[5]
Employee contributions	75,000,000	[1],[5]	69,000,000	[1],[5]
Benefits paid	(309,000,000)	[1],[5]	(314,000,000)	[1],[5]
Fair value of plan assets, ending	762,000,000	[5],[6]	741,000,000	[5],[6]
Funded status—Plan assets less than benefit obligation	$ (2,406,000,000)	[5]	$ (2,697,000,000)	[5]

[1]	lans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $16.3 billion in 2014 and $13.7 billion in 2013. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.4 billion in 2014 and $1.3 billion 2013. The ABO for our international pension plans was $10.3 billion in 2014 and $9.7 billion in 2013.The following table provides information as to how the funded status is recognized in our consolidated balance sheets: As of December 31, Pension Plans U.S. Qualified U.S. Supplemental(Non-Qualified) International PostretirementPlans(MILLIONS OF DOLLARS) 2014 2013 2014 2013 2014 2013 2014 2013Noncurrent assets(a) $— $— $— $— $509 $318 $— $—Current liabilities(b) — — (136) (151) (45) (46) (27) (29)Noncurrent liabilities(c) (3,869) (1,107) (1,345) (1,190) (2,671) (2,338) (2,379) (2,668)Funded status $(3,869) $(1,107) $(1,481) $(1,341) $(2,208) $(2,066) $(2,406) $(2,697)(a) Included primarily in Other noncu
[2]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to (i) a decrease in the discount rate (reflecting lower interest rates) and (ii) a change in mortality assumptions (reflecting a longer life expectancy for plan participants), which more than offset (iii) a gain on plan assets.
[3]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[4]	rable change in the international plans' funded status was primarily due to (i) a decrease in the discount rate (reflecting lower interest rates), partially offset by (ii) the strengthening U.S. dollar and (iii) a gain on plan assets.(d) The favorab
[5]	he funded status of our postretirement plans is due to (i) a plan amendment that decreased the benefit obligation by transferring certain plan participants to a retiree drug coverage program eligible for a Medicare Part D plan subsidy, partially offset by (ii) a decrease in the discount rate (reflecting lower interest rates).(e) For the U.S. and international p
[6]	ch support a portion of our U.S. retiree medical plans.(c) Primarily includes investments in p